IMPAIRMENT OF LONG-LIVED ASSETS (Details) ₫ in Millions, $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
Leased-out batteries
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment charges relating to leased-out batteries				₫ 1,023,611	$ 42.9	₫ 1,053,647
Automotive and E-scooter segments | Leased-out batteries
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment charges relating to leased-out batteries	₫ 59,959	$ 2.5	₫ 862,561
Automotive segment | Showroom assets
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment of long lived assets	116,517	4.8
Automotive segment | Idle battery production line facilities
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment of long lived assets	₫ 1,269,836	$ 52.3